Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies
Schedule of significant unobservable inputs adopted in the valuation

	December 31, 2022	December 31, 2023
Unobservable Input
Expected volatility	54%-61%	44%-51%
Probability	Liquidation scenario: 25%-40% Redemption scenario: 25%-40% IPO scenario: 20%-50%	Liquidation scenario: 35%-40% Redemption scenario: 0%-35% IPO scenario: 30%-60%

Schedule of cash and cash equivalents

	December 31,	December 31,
	2022	2023
Cash and cash equivalents	19,887,575	32,935,111
Restricted cash	3,154,240	5,542,271
Long-term restricted cash	113,478	144,125
Total	23,155,293	38,621,507

Schedule of expected credit loss provision for the current and non-current assets

Balance as at December 31, 2022

		Expected	Expected
	Original	credit loss	credit loss
	amount	Rate	provision
Current assets:
Trade and notes receivable	5,157,814	0.77%	39,644
Amounts due from related parties	1,387,694	0.49%	6,738
Prepayments and other current assets	2,250,441	0.18%	4,033
Non-current assets:
Other non-current assets	7,488,200	1.20%	89,641

Balance as at December 31, 2023

		Expected	Expected
	Original	credit loss	credit loss
	amount	Rate	provision
Current assets:
Trade and notes receivable	4,703,829	0.98%	46,177
Amounts due from related parties	1,731,399	0.51%	8,796
Prepayments and other current assets	3,440,174	0.16%	5,411
Non-current assets:
Other non-current assets	4,936,918	1.08%	53,357

Schedule of estimate useful life of property, plant and equipment

Useful lives
Buildings and constructions	20 years
Production facilities	10 years
Charging & battery swap equipment	5 to 8 years
R&D equipment	5 years
Computer and electronic equipment	3 years
Purchased software	3 to 5 years
Leasehold improvements	Shorter of the estimated useful life or remaining lease term (ranging from 1-10 years)
Vehicles for corporate use or customers’ subscription	5 years
Others (office equipment, after-sales equipment, etc)	3 to 5 years

Schedule of estimate useful life of intangible assets, net

Useful lives
Domain name	5 years

Schedule of reconciliation of carried-forward warranty liabilities

	For the Year Ended December 31,
	2021	2022	2023
Warranty – beginning of year	952,946	1,962,977	2,946,937
Provision for warranty	1,078,854	1,128,920	1,222,916
Warranty costs incurred	(68,823)	(144,960)	(257,629)
Warranty– end of year	1,962,977	2,946,937	3,912,224